Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,512)	$ (5,385)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation	679	785
Amortization and accretion	(385)	(172)
Provision for loan losses	3,142	8,107
Loans originated for sale	(22,124)	(44,315)
Proceeds from the sale of loans	23,199	44,395
Gain on sales of loans	(348)	(701)
Gain on sale of securities	(5)	(51)
(Gain) loss on sale of other real estate owned	(10)	(363)
Write downs on other real estate owned	480	651
Gain on sale of premises and equipment	(350)	0
Loss on security impairment	0	307
Net Earnings from bank owned life insurance	(141)	(150)
Net decrease in interest receivable & other assets	1,080	5,544
Net increase in interest payable & other liabilities	355	268
Net change in discontinued operations operating activities	11,025	2,217
Total Adjustments	16,597	16,522
Net cash provided by operating activities	15,085	11,137
CASH FLOWS FROM INVESTING ACTIVITES:
Proceeds from maturities of securities - HTM	1,385	725
Proceeds from maturities of securities - AFS	7,878	10,301
Proceeds from calls of securities - HTM	0	380
Proceeds from calls of securities - AFS	6,000	4,700
Proceeds from sales of securities - AFS	2,024	8,677
Purchases of securities - AFS	(32,380)	(30,515)
Proceeds from sales of equity securities	0	6
Origination of loans, net of principal repayments	4,464	26,028
Repurchase of FHLB Stock	79	66
Proceeds from bank owned life insurance	0	297
Sales of other real estate owned	2,686	3,940
Acquisition of premises and equipment, net	(196)	(126)
Net change in discontinued operations investing activities	92,910	21,092
Net cash provided by investing activities	84,850	45,571
CASH FLOWS FROM FINANCING ACTIVITIES:
Net decrease in deposits	(10,096)	(35,574)
Net increase (decrease) in short-term borrowings	(879)	715
Repayments of advances from FHLB	(31)	(27)
Net proceeds from stock issuance	155	123
Net change in discontinued operations financing activities	(103,942)	(24,790)
Net cash used in financing activities	(114,793)	(59,553)
Net change in cash and cash equivalents	(14,858)	(2,845)
Cash and cash equivalents - beginning of year	33,492	44,646
Cash and cash equivalents - end of year	18,634	41,801
Less cash and cash equivalents of discontinued operations	0	(8,309)
Cash and cash equivalents of continuing operations	18,634	33,492
Cash paid for (received from):
Interest	2,575	4,147
Income taxes (refund)	1,028	(361)
Non-cash disclosures:
Transfers from loans to other real estate	1,698	2,459
Loans provided for sales of other real estate owned	$ 0	$ 179